[USAA EAGLE LOGO (r)]
SUPPLEMENT DATED JUNE 8, 2012
TO EACH FUND'S PROSPECTUS

Aggressive Growth Fund	Growth and Tax Strategy Fund
Growth Fund	Government Securities Fund
Growth & Income Fund	Emerging Markets Fund
Income Stock Fund	International Fund
Capital Growth Fund	World Growth Fund
High Income Fund	Precious Metals and Minerals Fund
Science & Technology Fund	Intermediate-Term Bond Fund
Income Fund	Small Cap Stock Fund
Short-Term Bond Fund	Treasury Money Market Trust
Value Fund

Effective June 9, 2012, the minimum initial purchase with respect to the Fund Shares of the above funds will change. The section titled, “PURCHASE AND SALE OF SHARES” is amended and revised to reflect the following:

You may purchase or redeem shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78265-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177.

Minimum initial purchase: $3,000
Minimum subsequent investment: $50

The sections titled, “MINIMUM INITIAL PURCHASE” and “ADDITIONAL PURCHASES” under “PURCHASES AND REDEMPTIONS” is revised to reflect the following:

MINIMUM INITIAL PURCHASE
$3,000

Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with a $3,000 initial investment.

ADDITIONAL PURCHASES
$50 per transaction minimum, per account.

Where applicable, the section titled, “AUTOMATIC INVESTING” is hereby deleted.

Money Market Fund

Effective June 9, 2012, the minimum initial purchase for the Money Market Fund will change. The section titled, “PURCHASE AND SALE OF SHARES” is amended and revised to reflect the following:

You may purchase or redeem shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78265-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177.

Minimum initial purchase: $3,000 or $500 with a $50 monthly systematic investment.
Minimum subsequent investment: $50

The section titled, “MINIMUM INITIAL PURCHASE” under “PURCHASES AND REDEMPTIONS” is revised to reflect the following:

MINIMUM INITIAL PURCHASE
$3,000 or $500 with a $50 monthly systematic investment.

Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with a $500 initial investment.

The first sentence under the section titled, “AUTOMATIC INVESTING” is hereby deleted.

First Start Growth Fund

Effective June 9, 2012, the minimum initial purchase for the First Start Growth Fund will change. The section titled, “PURCHASE AND SALE OF SHARES” is amended and revised to reflect the following:

You may purchase or redeem shares of the Fund on any business day through our website at usaa.com or mobile.usaa.com; by mail at P.O. Box 659453, San Antonio, Texas 78265-9825; by telephone (800) 531-USAA (8722); or by fax to (800) 292-8177.

Minimum initial purchase: $3,000. The minimum initial purchase is waived with a $50 monthly systematic investment.
Minimum subsequent investment: $50

The sections titled, “MINIMUM INITIAL PURCHASE” and “ADDITIONAL PURCHASES” under “PURCHASES AND REDEMPTIONS” is revised to reflect the following:

MINIMUM INITIAL PURCHASE
$3,000. The minimum initial purchase is waived with a $50 monthly systematic investment.

Employees of USAA and its affiliated companies may open an account through payroll deduction for as little as $25 per pay period with no initial investment.

ADDITIONAL PURCHASES
$50 per transaction minimum, per account.

The first sentence under the section titled, “AUTOMATIC INVESTING” is hereby deleted.

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